SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details)													3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 10, 2021 USD ($) $ / shares shares	Nov. 07, 2021 USD ($) $ / shares shares	May 13, 2021 USD ($) $ / shares shares	Feb. 10, 2021 $ / shares shares	Aug. 13, 2020 shares	Aug. 06, 2020 $ / shares shares	Aug. 04, 2020 shares	Feb. 08, 2020 $ / shares shares	Jul. 21, 2019 USD ($)	Jun. 21, 2019 shares	Apr. 21, 2019 shares	Apr. 20, 2019 shares	Dec. 31, 2022 USD ($) segment shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) segment shares	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) segment shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Mar. 31, 2022 CNY (¥) shares	Nov. 30, 2021 shares	Mar. 31, 2020 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of new shares offered during period			553,192							178,137
Proceeds from Issuance of Common Stock | $									$ 6,000,000.0
Number of operating segments | segment															2		2
Number of reportable segment | segment													2		2		2
Allowance for doubtful accounts | $																	$ 112,905	$ 78,167				$ 379,689
Impairment of certain vehicle held for sale | $													$ 0		$ 3,085
Contract receivable for automobile transaction and related services | $													26,573		26,573		136,418
Contract receivable for automobile transaction and related services, expected to be due within twelve months | $													24,558		24,558		91,448
Contract receivable for automobile transaction and related services, expected to be due in second year | $													$ 2,015		$ 2,015		$ 44,971
Percentage of customers to which the company provides them with management and guarantee services															95.00%		95.00%
Company's pricing interest rate per annum															6.00%		6.00%
Percentage of income taxes benefit													50.00%		50.00%		50.00%		50.00%	50.00%
Percentage of remaining economic life of underlying asset															75.00%		75.00%
Percentage of economic life of underlying asset															25.00%		25.00%
Percentage of equal or exceeds lease payment															90.00%		90.00%
Impairment loss on goodwill | $													$ 0	$ 0	$ 0	$ 139,580	$ 139,930	0
Cash deposit | $															$ 91,000		$ 117,000	$ 2,073,000
Foreign currency exchange rate													6.90		6.90		6.34	6.55	6.90	6.34
impairment loss | $													$ 0	1,964	$ 0	1,964
Number of shares issued upon conversion																					1,496,125
Shares issued (in shares)											178,136	1,781,360
Pre Reverse Split [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of new shares offered during period			5,531,916							1,781,361
Investment in Jinkailong
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Equity interest													35.00%		35.00%		35.00%		35.00%	35.00%
Investment in subsidiary | $													$ 0		$ 0		$ 0
Series A Convertible Preferred Stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of dilutive securities convertible into common stock																	735,295
Number of shares issued upon conversion													870,706		870,706				870,706		126,831
Series A Convertible Preferred Stock | Pre Reverse Split [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of dilutive securities convertible into common stock																	7,352,941
Continuing operations
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for doubtful accounts | $													$ 0		$ 0		$ 112,905	$ 1,739
Impairment of property and equipment | $													0	11	0	2,936
Impairment loss on finance lease ROU assets | $																	3,044	10,953
Write off accounts receivables | $															$ 107,820	45,465	44,227	89,921
Discontinued operations
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for doubtful accounts | $																		76,428
Impairment of property and equipment | $														$ 6,007		35,609
Impairment loss on finance lease ROU assets | $																	0	109,427
Write off accounts receivables | $																$ 11,952	$ 16,273	395,463
Over-Allotment option
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Shares issued (in shares)					180,000		180,000
Over-Allotment option | Pre Reverse Split [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Shares issued (in shares)					1,800,000		1,800,000
Private Placement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class of warrant number of securities called by warrants					56,800
Offering price | $ / shares		$ 6.8
Exercisable term					5 years
Exercise price of warrants (as a percent)							125.00%
Cash commission | $		$ 375,000
Shares issued (in shares)		55,148
Private Placement | Pre Reverse Split [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class of warrant number of securities called by warrants					568,000
Offering price | $ / shares		$ 0.68
Shares issued (in shares)		551,471
Offering Price [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Shares issued						1,200,000
Offering price | $ / shares						$ 5.0
Shares issued (in shares)					180,000
Offering Price [Member] | Pre Reverse Split [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Shares issued						12,000,000
Offering price | $ / shares						$ 0.50
Shares issued (in shares)					1,800,000
Warrant [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class of warrant number of securities called by warrants								15,218
Offering price | $ / shares								$ 17.25
Exercisable term								5 years
Warrant [Member] | Pre Reverse Split [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class of warrant number of securities called by warrants								152,174
Offering price | $ / shares								$ 1.725
Placement Agency Agreement [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of new shares offered during period				507,247
Class of warrant number of securities called by warrants				38,044
Offering price | $ / shares				$ 13.8				$ 13.8
Exercisable term				5 years
Exercise price of warrants (as a percent)								7.00%
Placement Agency Agreement [Member] | Pre Reverse Split [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of new shares offered during period				5,072,465
Class of warrant number of securities called by warrants				380,435
Offering price | $ / shares				$ 1.38				$ 1.38
Automobiles | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life															3 years		3 years
Automobiles | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life															5 years		5 years
Revenues from sales of automobiles | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accounts receivable collection period																	36 months
Revenues from sales of automobiles | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accounts receivable collection period																	48 months
Service fees from automobile purchase services | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accounts receivable collection period															36 months		36 months
Service fees from automobile purchase services | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accounts receivable collection period															48 months		48 months
CHINA
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Deposits | $													1,361,000		$ 1,361,000		$ 874,000	2,339,000
Maximum insurance claim deposit													70,000		70,000		80,000		¥ 500,000	¥ 500,000
UNITED STATES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Deposits | $													$ 91,000		$ 91,000		117,000	$ 1,560,000
Cash, FDIC Insured Amount | $																	$ 250,000
May 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering price | $ / shares			$ 11.75
Exercisable term			5 years
Proceeds from Issuance of Common Stock | $			$ 5,800,000
Cash commission | $			$ 487,500
May 2021 | Pre Reverse Split [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering price | $ / shares			$ 1.175
November 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering price | $ / shares	$ 1,000
Exercisable term	5 years
Proceeds from Issuance of Common Stock | $	$ 4,400,000
Cash commission | $	$ 375,000
November 10, 2021 | Private Placement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of new shares offered during period	5,000
Underwriter Warrants | August 4, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class of warrant number of securities called by warrants					56,800		56,800						31,808		31,808		31,808	31,808	31,808	31,808
Underwriter Warrants | August 4, 2020 | Pre Reverse Split [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class of warrant number of securities called by warrants					568,000
Underwriter Warrants | August 4, 2020 | Private Placement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Exercise price of warrants (as a percent)					125.00%
Investor Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of new shares offered during period																	735,295
Investor Warrants | Pre Reverse Split [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of new shares offered during period																	7,352,941
Investor Warrants | May 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of new shares offered during period			553,192
Class of warrant number of securities called by warrants																	553,192			553,192
Offering price | $ / shares			$ 10.5
Investor Warrants | May 2021 | Pre Reverse Split [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of new shares offered during period			5,531,916
Offering price | $ / shares			$ 1.05
Investor Warrants | November 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of new shares offered during period	735,295
Class of warrant number of securities called by warrants	5,335,763												5,310,763		5,310,763		5,335,763		5,310,763	5,335,763
Offering price | $ / shares	$ 8.20
Investor Warrants | November 10, 2021 | Pre Reverse Split [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of new shares offered during period	7,352,941
Offering price | $ / shares	$ 0.82
Placement Agent Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of new shares offered during period																	55,148
Placement Agent Warrants | Pre Reverse Split [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of new shares offered during period																	551,471
Placement Agent Warrants | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class of warrant number of securities called by warrants										14,251
Placement Agent Warrants | Maximum | Pre Reverse Split [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class of warrant number of securities called by warrants										142,509
Placement Agent Warrants | May 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class of warrant number of securities called by warrants																	41,490			41,490
Offering price | $ / shares			$ 10.5
Shares issued (in shares)			41,490
Placement Agent Warrants | May 2021 | Pre Reverse Split [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering price | $ / shares			$ 1.05
Shares issued (in shares)			414,894
Placement Agent Warrants | November 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class of warrant number of securities called by warrants	55,148												55,148		55,148		55,148		55,148	55,148
Offering price | $ / shares	$ 6.80
Shares issued (in shares)	55,148
Placement Agent Warrants | November 10, 2021 | Pre Reverse Split [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering price | $ / shares	$ 0.68
Shares issued (in shares)	551,471